Notes Payable - Related Parties	12 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Notes Payable Related Parties [Text Block]
Note 8 — Notes Payable — Related Parties:

	June 30, 2015	June 30, 2014
Officers and Stockholders:
Payable in monthly payments of $2,000 as revised, including interest at 6% through September, 2017, of which $180,000 was converted into 1,800 shares of preferred stock during Fiscal Year Ended June 30, 2015.	$44,258	$245,497
Previously payable in monthly payments of $225, including interest at 6% through April, 2017, of which $150,000 was converted into 100,000 shares of common stock and the remaining balance was repaid during Fiscal Year Ended June 30, 2015.	$-	217,385
Former Employee:
Payable in monthly payments of $7,600 as revised, including interest at 6% through September, 2017of which $170,000 was converted into 113,333 shares of common stock during Fiscal Year Ended June 30, 2015.	$168,599	324,205
Stockholders:
Two notes payable to individuals with monthly payments of $2,715 and $2,750 as revised, including interest at 6% through September, 2017	$121,140	114,283
Other Related Parties:
Payable in monthly payments of $875 as revised, including interest at 6% through September, 2017	$19,058	17,979
Two identical notes payable in monthly payments of $2,425 each as revised, including interest at 6% through April, 2017	$107,191	101,124
	460,246	1,020,473
	(169,447)	(194,723)
	$290,799	$825,750

The Company and the note holders have agreed to repayment schedules for 24 months commencing the month subequent to the month the Company commences trading its common stock.

The maturities of notes payable — related parties for each of the next five years & thereafter are as follows:

June 30.
2016	$169,447
2017	238,093
2018	52,706
Total	$460,246

Interest expense charged to operations on these loans amounted to $36,085 and $59,859 for the years ended June 30, 2015 and 2014, respectively.